Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expense (benefit)

	2024	2023
Current:
Federal	$35,088	$(178,691)
State	—	—
Foreign	1,278	16,608
Total current income tax	36,366	(162,083)

Deferred:
Federal	(15,401)	(194,354)
State	—	—
Foreign	—	—
Total deferred tax	(15,401)	(194,354)
Total income tax expense (benefit)	$20,965	$(356,437)

Reconciliation between domestic and international earnings (loss) before income taxes

	2024	2023
Domestic	$(1,374,250)	$(14,303,215)
International	(10,090,195)	139,108
Earnings/(loss) before income taxes	$(11,464,445)	$(14,164,107)

Reconciliation between the effective income tax rate and the federal statutory income tax rate

	2024	2023
Federal tax at statutory rate	21.0%	26.5%
Permanent book/tax differences	(4.9)	(2.1)
Return to provision adjustments	0.6	0.2
Foreign rate differential	0.1	0.1
State tax impact	—	(0.1)
Impact of foreign exchange rate changes	(14.3)	(3.9)
Impact of convertible debt	(2.0)	—
Tax Credits	—	6.4
Change in valuation allowance	(5.7)	(24.6)
Total tax (expense) benefit	(5.2)%	2.5%

Summary of significant components of the deferred tax assets and liabilities

	2024	2023
Deferred tax assets:
R&D expenses	$3,380,350	$3,667,914
Net operating loss carryforwards	13,401,755	12,612,523
Tax credit carryforwards	3,133,678	3,433,474
Operating lease liabilities	239,253	267,851
Other	73,668	61,016
Total gross deferred tax assets	20,228,704	20,042,778
Valuation allowance	(19,821,008)	(19,519,942)
Total deferred tax assets, net of valuation allowance	407,696	522,836

Deferred tax liabilities
Property and equipment	(60,460)	(151,498)
Intangible assets	(96,660)	(103,239)
Right of use assets	(176,333)	(197,645)
Convertible debt	(740,196)	(51,531)
Other	—	(18,923)
Total gross deferred tax liabilities	(1,073,649)	(522,836)
Net deferred tax liabilities	$(665,953)	$—